Schedule of assumptions in estimating recoverable amounts (Details)	12 Months Ended
Jun. 30, 2025
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Discount rate (pre-tax)	13.50%
Revenue equipment degradation rate	0.0055
Normal use life of assets	Remaining contract life of power purchase agreements
Operating expense inflation	0.0200
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Discount rate (pre-tax)	13.90%
Revenue equipment degradation rate	0.0055
Normal use life of assets	Remaining contract life of power purchase agreements
Operating expense inflation	0.0200
SFF Inc [member]
IfrsStatementLineItems [Line Items]
Discount rate (pre-tax)	9.18%
Revenue equipment degradation rate	0.0074
Normal use life of assets	Remaining contract life of power purchase agreements
Operating expense inflation	0.0200